SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
19.	SEGMENT INFORMATION

The Company's Chief Operating Decision Maker (the "CODM") is the CEO, who is responsible for decisions about allocating resources and assessing performance of the Company.

As described in Note 4, Nuomi, Qingting, Qianjun Technology (excluding Woxiu business), and Online Gaming were treated as discontinued operations. As a result, the Company reevaluted its segments and concluded that it had two remaining reportable segments as of and for the year ended December 31, 2015, namely Renren and Internet Finance. The segment information for the years 2013 and 2014 were retrospectively revised to reflect such changes as follows:

	Year ended December 31, 2013			Year ended December 31, 2014			Year ended December 31, 2015
	Renren	Internet Finance	Total	Renren	Internet Finance	Total	Renren	Internet Finance	Total

Net revenues	$64,050	-	$64,050	$46,641	$27	$46,668	$32,507	$8,604	$41,111
Cost of revenues	32,970	-	32,970	34,563	100	34,663	29,732	6,988	36,720
Operating expenses	135,903	-	135,903	171,246	1,672	172,918	87,331	22,366	109,697
Operating (loss) income	(104,823)	-	(104,823)	(159,168)	(1,745)	(160,913)	(84,556)	(20,750)	(105,306)
Net income (loss) from continuing operations	(34,424)	-	(34,424)	31,535	(1,745)	29,790	(202,427)	(20,750)	(223,177)
Net income (loss) from discontinued operations	98,065	-	98,065	30,288	-	30,288	1,520	-	1,520
Net income (loss)	$63,641	-	$63,641	$61,823	$(1,745)	$60,078	$(200,907)	$(20,750)	$(221,657)

The Company does not allocate assets to its current operating segments as management does not believe that allocating these assets is useful in evaluating these segments' performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

The majority of the Company's revenue for the years ended December 31, 2013, 2014 and 2015 was generated from the PRC.

As of December 31, 2013, 2014 and 2015, respectively, substantially all of long-lived assets of the Company were located in the PRC.